Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Components of income before income taxes
The components of income before income taxes are as follows:

Year Ended June 30,	2013	2012	2011
U.S.	$153,546	$137,667	$127,567
Foreign	24,119	29,159	25,321
Total income before income taxes	$177,665	$166,826	$152,888

Provision (benefit) for income taxes
The provision (benefit) for income taxes consists of:

Year Ended June 30,	2013	2012	2011
Current:
Federal	$38,859	$36,178	$36,799
State and local	5,736	5,522	6,208
Foreign	4,742	7,706	8,338
Total current	49,337	49,406	51,345
Deferred:
Federal	10,277	8,577	5,648
State and local	346	503	169
Foreign	(444)	(439)	(1,033)
Total deferred	10,179	8,641	4,784
Total	$59,516	$58,047	$56,129

Reconciliations of federal statutory income tax rate and Company's effective income tax rate
The following reconciles the U.S. federal statutory income tax rate and the Company’s effective income tax rate:

Year Ended June 30,	2013	2012	2011
Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.3%	2.5%	2.8%
U.S. tax on foreign income, net	—%	—%	1.8%
Valuation allowance	—%	—%	(0.6)%
Foreign income taxes	(2.3)%	(1.8)%	(1.0)%
Deductible dividend	(0.5)%	(0.5)%	(0.5)%
Other, net	(1.0)%	(0.4)%	(0.8)%
Effective income tax rate	33.5%	34.8%	36.7%

Components of the Company's net deferred tax assets
Significant components of the Company’s net deferred tax assets are as follows:

June 30,	2013	2012
Deferred tax assets:
Compensation liabilities not currently deductible	$33,506	$37,341
Expenses and reserves not currently deductible	6,131	6,151
Goodwill and intangibles	3,781	6,518
Net operating loss carryforwards (expiring in years 2027-2033)	432	444
Foreign tax credits (expiring in years 2018, 2020, 2021)	38	4,092
Other	569	480
Total deferred tax assets	44,457	55,026
Less: Valuation allowance	(11)	(157)
Deferred tax assets, net of valuation allowance	44,446	54,869
Deferred tax liabilities:
Inventories	(9,057)	(6,021)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,460)	(11,602)
Total deferred tax liabilities	(23,321)	(20,427)
Net deferred tax assets	$21,125	$34,442
The net deferred tax asset is classified as follows:
Other current assets	$6,315	$12,189
Deferred tax assets (long-term)	21,026	26,424
Other liabilities	(6,216)	(4,171)
Net deferred tax assets	$21,125	$34,442

Reconciliation of the Company's total gross unrecognized income tax benefits
The Company and its subsidiaries file income tax returns in U.S. federal, various state, local and foreign jurisdictions. The following table sets forth the changes in the amount of unrecognized tax benefits for the years ended June 30, 2013, 2012 and 2011:

Year Ended June 30,	2013	2012	2011
Unrecognized Income Tax Benefits at beginning of the year	$1,539	$1,181	$1,842
Current year tax positions	957	331	153
Prior year tax positions	790	398	50
Expirations of statutes of limitations	(565)	(371)	(273)
Settlements	(66)	—	(591)
Unrecognized Income Tax Benefits at end of year	$2,655	$1,539	$1,181